Subsequent Events - Summary of Subsequent Events (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Amounts issued for the subsequent period		₩ 12,061,417	₩ 11,588,197
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Issue date	[1]	Jan. 22, 2026
Maturity	[1]	2029.01.22
Interest rate basis	[1]	3M CD
Adjustment to interest rate basis	[1]	0.34%
Amounts issued for the subsequent period	[1]	₩ 200,000
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Issue date	[1]	Feb. 04, 2026
Maturity	[1]	2029.02.02
Interest rate basis	[1]	3M CD
Adjustment to interest rate basis	[1]	0.36%
Amounts issued for the subsequent period	[1]	₩ 200,000
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Issue date	[1]	Feb. 12, 2026
Maturity	[1]	2029.02.09
Interest rate basis	[1]	3M CD
Adjustment to interest rate basis	[1]	0.40%
Amounts issued for the subsequent period	[1]	₩ 200,000
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Issue date	[1]	Apr. 01, 2026
Maturity	[1]	2029.03.30
Interest rate basis	[1]	3M CD
Adjustment to interest rate basis	[1]	0.40%
Amounts issued for the subsequent period	[1]	₩ 200,000
Long-term borrowing (Mid- to long-term CP)
Disclosure of non-adjusting events after reporting period [line items]
Company name	[1]	Korea Electric Power Corporation
Issue date	[1]	Apr. 22, 2026
Maturity	[1]	2029.04.21
Interest rate basis	[1]	3M CD
Adjustment to interest rate basis	[1]	0.38%
Amounts issued for the subsequent period	[1]	₩ 200,000
1536 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 06, 2026
Maturity		2028.01.06
Interest rate (%)		2.98%
Amounts issued for the subsequent period		₩ 200,000
1537 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 06, 2026
Maturity		2029.01.05
Interest rate (%)		3.15%
Amounts issued for the subsequent period		₩ 100,000
1538 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 12, 2026
Maturity		2028.01.12
Interest rate (%)		2.99%
Amounts issued for the subsequent period		₩ 200,000
1539 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 12, 2026
Maturity		2029.01.12
Interest rate (%)		3.15%
Amounts issued for the subsequent period		₩ 200,000
1540 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 19, 2026
Maturity		2028.01.19
Interest rate (%)		3.11%
Amounts issued for the subsequent period		₩ 120,000
1541 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 19, 2026
Maturity		2029.01.19
Interest rate (%)		3.32%
Amounts issued for the subsequent period		₩ 250,000
1542 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 27, 2026
Maturity		2028.01.25
Interest rate (%)		3.20%
Amounts issued for the subsequent period		₩ 30,000
1543 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 27, 2026
Maturity		2029.01.26
Interest rate (%)		3.41%
Amounts issued for the subsequent period		₩ 100,000
1544 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Jan. 27, 2026
Maturity		2031.01.27
Interest rate (%)		3.65%
Amounts issued for the subsequent period		₩ 80,000
1545 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 03, 2026
Maturity		2028.02.03
Interest rate (%)		3.35%
Amounts issued for the subsequent period		₩ 50,000
1546 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 03, 2026
Maturity		2029.02.02
Interest rate (%)		3.54%
Amounts issued for the subsequent period		₩ 120,000
1547 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 03, 2026
Maturity		2031.02.03
Interest rate (%)		3.80%
Amounts issued for the subsequent period		₩ 130,000
1548 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 10, 2026
Maturity		2028.02.10
Interest rate (%)		3.44%
Amounts issued for the subsequent period		₩ 70,000
1549 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 10, 2026
Maturity		2029.02.09
Interest rate (%)		3.65%
Amounts issued for the subsequent period		₩ 100,000
1550 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 10, 2026
Maturity		2031.02.10
Interest rate (%)		3.86%
Amounts issued for the subsequent period		₩ 170,000
1551 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 24, 2026
Maturity		2028.02.24
Interest rate (%)		3.28%
Amounts issued for the subsequent period		₩ 110,000
1552 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 24, 2026
Maturity		2029.02.23
Interest rate (%)		3.51%
Amounts issued for the subsequent period		₩ 230,000
1553 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Feb. 24, 2026
Maturity		2031.02.24
Interest rate (%)		3.71%
Amounts issued for the subsequent period		₩ 100,000
1554 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 05, 2026
Maturity		2028.03.03
Interest rate (%)		3.31%
Amounts issued for the subsequent period		₩ 120,000
1555 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 05, 2026
Maturity		2029.03.05
Interest rate (%)		3.52%
Amounts issued for the subsequent period		₩ 110,000
1556 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 05, 2026
Maturity		2031.03.05
Interest rate (%)		3.71%
Amounts issued for the subsequent period		₩ 70,000
1557 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 17, 2026
Maturity		2028.03.17
Interest rate (%)		3.43%
Amounts issued for the subsequent period		₩ 80,000
1558 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Mar. 17, 2026
Maturity		2029.03.16
Interest rate (%)		3.63%
Amounts issued for the subsequent period		₩ 160,000
1559 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 02, 2026
Maturity		2028.03.31
Interest rate (%)		3.70%
Amounts issued for the subsequent period		₩ 130,000
1560 Corporate Bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 02, 2026
Maturity		2029.04.02
Interest rate (%)		3.80%
Amounts issued for the subsequent period		₩ 120,000
1561 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 02, 2026
Maturity		2031.04.02
Interest rate (%)		3.91%
Amounts issued for the subsequent period		₩ 70,000
1562 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 07, 2026
Maturity		2028.04.07
Interest rate (%)		3.65%
Amounts issued for the subsequent period		₩ 150,000
1563 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 07, 2026
Maturity		2029.04.06
Interest rate (%)		3.81%
Amounts issued for the subsequent period		₩ 180,000
1564 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 07, 2026
Maturity		2031.04.07
Interest rate (%)		3.87%
Amounts issued for the subsequent period		₩ 70,000
1565 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 15, 2026
Maturity		2028.04.14
Interest rate (%)		3.51%
Amounts issued for the subsequent period		₩ 150,000
1566 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 15, 2026
Maturity		2029.04.13
Interest rate (%)		3.70%
Amounts issued for the subsequent period		₩ 220,000
1567 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 15, 2026
Maturity		2031.04.15
Interest rate (%)		3.82%
Amounts issued for the subsequent period		₩ 30,000
1568 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 21, 2026
Maturity		2028.04.21
Interest rate (%)		3.52%
Amounts issued for the subsequent period		₩ 150,000
1569 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 21, 2026
Maturity		2029.04.20
Interest rate (%)		3.70%
Amounts issued for the subsequent period		₩ 160,000
1570 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 21, 2026
Maturity		2031.04.21
Interest rate (%)		3.86%
Amounts issued for the subsequent period		₩ 100,000
1571 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 28, 2026
Maturity		2028.04.28
Interest rate (%)		3.65%
Amounts issued for the subsequent period		₩ 140,000
1572 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 28, 2026
Maturity		2029.04.27
Interest rate (%)		3.84%
Amounts issued for the subsequent period		₩ 140,000
1573 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Electric Power Corporation
Issue date		Apr. 28, 2026
Maturity		2031.04.28
Interest rate (%)		3.98%
Amounts issued for the subsequent period		₩ 9,000
69-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Jan. 20, 2026
Maturity		2028.01.19
Interest rate (%)		3.15%
Amounts issued for the subsequent period		₩ 150,000
69-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Jan. 20, 2026
Maturity		2029.01.19
Interest rate (%)		3.40%
Amounts issued for the subsequent period		₩ 90,000
69-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Jan. 20, 2026
Maturity		2031.01.20
Interest rate (%)		3.68%
Amounts issued for the subsequent period		₩ 70,000
70-1 Corporate bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Jan. 30, 2026
Maturity		2028.01.25
Interest rate (%)		3.26%
Amounts issued for the subsequent period		₩ 110,000
70-2 Corporate bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Jan. 30, 2026
Maturity		2029.01.30
Interest rate (%)		3.47%
Amounts issued for the subsequent period		₩ 110,000
70-3 Corporate bonds
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co., Ltd.
Issue date		Jan. 30, 2026
Maturity		2031.01.30
Interest rate (%)		3.78%
Amounts issued for the subsequent period		₩ 80,000
75 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Midland Power Co., Ltd.
Issue date		Feb. 12, 2026
Maturity		2028.02.11
Interest rate (%)		3.56%
Amounts issued for the subsequent period		₩ 100,000
76-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Midland Power Co., Ltd.
Issue date		Apr. 28, 2026
Maturity		2027.04.28
Interest rate (%)		3.28%
Amounts issued for the subsequent period		₩ 200,000
76-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Midland Power Co., Ltd.
Issue date		Apr. 28, 2026
Maturity		2029.04.28
Interest rate (%)		3.98%
Amounts issued for the subsequent period		₩ 60,000
75-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Jan. 27, 2026
Maturity		2029.01.26
Interest rate (%)		3.43%
Amounts issued for the subsequent period		₩ 100,000
75-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Jan. 27, 2026
Maturity		2031.01.27
Interest rate (%)		3.73%
Amounts issued for the subsequent period		₩ 90,000
76-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Feb. 12, 2026
Maturity		2029.02.09
Interest rate (%)		3.63%
Amounts issued for the subsequent period		₩ 100,000
76-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Feb. 12, 2026
Maturity		2031.02.12
Interest rate (%)		3.91%
Amounts issued for the subsequent period		₩ 110,000
77-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Apr. 16, 2026
Maturity		2029.04.16
Interest rate (%)		3.88%
Amounts issued for the subsequent period		₩ 190,000
77-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Western Power Co., Ltd.
Issue date		Apr. 16, 2026
Maturity		2031.04.16
Interest rate (%)		4.01%
Amounts issued for the subsequent period		₩ 50,000
82-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Southern Power Co., Ltd.
Issue date		Jan. 23, 2026
Maturity		2029.01.23
Interest rate (%)		3.38%
Amounts issued for the subsequent period		₩ 70,000
82-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea Southern Power Co., Ltd.
Issue date		Jan. 23, 2026
Maturity		2031.01.21
Interest rate (%)		3.69%
Amounts issued for the subsequent period		₩ 30,000
83-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date		Feb. 13, 2026
Maturity		2029.02.09
Interest rate (%)		3.64%
Amounts issued for the subsequent period		₩ 60,000
83-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date		Feb. 13, 2026
Maturity		2031.02.13
Interest rate (%)		3.87%
Amounts issued for the subsequent period		₩ 80,000
83-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date		Feb. 13, 2026
Maturity		2036.02.13
Interest rate (%)		4.11%
Amounts issued for the subsequent period		₩ 20,000
71-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co.,Ltd
Issue date		Apr. 08, 2026
Maturity		2029.04.06
Interest rate (%)		4.00%
Amounts issued for the subsequent period		₩ 190,000
71-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Company name		Korea South-East Power Co.,Ltd
Issue date		Apr. 08, 2026
Maturity		2031.04.08
Interest rate (%)		4.11%
Amounts issued for the subsequent period		₩ 100,000
84-3 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date		Apr. 09, 2026
Maturity		2031.04.09
Interest rate (%)		3.94%
Amounts issued for the subsequent period		₩ 30,000
84-1 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date		Apr. 09, 2026
Maturity		2028.04.07
Interest rate (%)		3.67%
Amounts issued for the subsequent period		₩ 180,000
84-2 Corporate bond
Disclosure of non-adjusting events after reporting period [line items]
Issue date		Apr. 09, 2026
Maturity		2029.04.09
Interest rate (%)		3.84%
Amounts issued for the subsequent period		₩ 100,000

[1]	The maturity of mid- to long-term CPs corresponds to contract period of commercial paper repurchase agreements.